SUBSEQUENT EVENTS - Additional Information (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 01, 2019	Jan. 24, 2018	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Subsequent Event [Line Items]
Convertible loans			$ 950,000	$ 2,934,298	$ 9,326,633	$ 7,111,375
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		24,267			45,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 9.42
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible loans	$ 4,560,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	495,319
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 3.595